As filed with the Securities and Exchange Commission on March 9, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21079
AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)
701 Westchester Avenue, White Plains, NY 10604
(Address of principal executive offices) (Zip code)
Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)
1-877-LOW-BETA (569-2382)
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2006
Date of reporting period: December 31, 2006

Item 1. Report to Stockholders.

AIP MUTUAL FUNDS
Hedge Fund Strategies in a Mutual Fund[sm]

ALPHA HEDGED STRATEGIES FUND
Ticker Symbol ALPHX & APHCX

BETA HEDGED STRATEGIES FUND
Ticker Symbol BETAX & BETCX

Annual Report
December 31, 2006

PORTFOLIO RESEARCH CONSULTANT
Trust Advisors LLC
Style Management and Portfolio Analytics

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

www.aipfunds.com
1•877•LOW•BETA (1•877•569•2382)

AIP Alternative Strategies Funds
Shareholder Letter
February 22, 2007

Dear Fellow Shareholders:
At the close of 4 full calendar years of operations for our Alpha Hedged Strategies Fund (ALPHX), we are pleased to present the AIP Alternative Strategies Funds Annual Report for the period ended December 31, 2006. Alternative Investment Partners, the mutual fund advisor dedicated exclusively to alternative investment strategiessm, created the AIP Fund Family to offer the features of risk-adjusted and absolute return investing to a broad spectrum of individual and institutional investors.
Since its launch over four years ago, our flagship Alpha Hedged Strategies Fund (ALPHX) has been widely covered in the media, as an innovative open-end mutual fund. The Fund seeks to minimize equity market exposure and volatility, by employing a variety of absolute return ‘hedged’ strategies. Designed to access the talents of seasoned hedge fund managers (as our sub-advisors) and provide the types of hedged alternative strategies not typically found in open-end mutual funds, Alpha has delivered top ranked performance in the most recent 3 year period:
Alpha Hedged Strategies Fund was ranked number 1 out of 21 and number 2 out of 32 for 3-year and 1-year total returns, respectively, in Lipper’s Equity Market Neutral Fund Category as of December 31, 2006. The Fund outperformed its category competitors with a 9.62% annualized 3-year return; the category average was 3.54%, as surveyed by Lipper Analytical Services, Inc.*, and has a 4-Star Overall Rating from Morningstar among 53 funds in the Long/ Short Category for the 3-year period ended 12/31/06 (derived from a weighted average of the Fund’s three-year Morningstar Ratings metrics, which are based on risk-adjusted return performance)**.

			Since Incep.
Standardized Performance as of 12/31/06(%)	1 Yr	3 Yr*	9/23/02*

ALPHX	9.33	9.62	6.92
Lipper EMN Category	5.14	3.54	N/A
Lipper Ranking	2/32	1/21	N/A
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Most recent month-end performance is available by calling 1-877-LOW-BETA. *Average Annualized Return
ALPHX continues to stand apart from the crowd in offering a broad diversity of non-correlating, low beta strategies for conservative investors. In 2007 AIP Funds converted to a new ‘fund-of-mutual-funds’ structure that will enable us to grow much broader in diversity, well beyond the 18 active managers and hedged strategies that we currently employ. This new platform of real hedge fund mangers and strategies within a mutual fund structure will continue to have all investments be managed and monitored within the regulatory framework that governs the mutual fund industry.
In addition to laying the foundation for continued growth and diversification for ALPHX, the new platform has also allowed us to launch a second fund, the Beta Hedged Strategies Fund (BETAX), to provide our shareholders with greater choice in risk-adjusted return profiles. BETAX is a more aggressive version of our original multi-strategy approach, and currently has 13 active sub-advisers and hedged strategies.
In August of 2006, we also added C-share classes for Alpha (APHCX) and Beta (BETCX), to allow financial intermediaries greater flexibility in how they can offer our fund choices to their clients.
As investors continue to search for alternatives to traditional funds that have significant exposure to the equity markets, they are seeking out products new solutions like AIP Funds. This heightened investor interest has recently driven our total Fund net assets over the $330 million level. As a fully open-end mutual fund family with products that allocate their assets among multiple specialized hedge fund managers (the Fund’s sub-advisors), we believe that Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund represent compelling opportunities for mutual fund investors, and an attractive alternative to traditional hedge fund-of-funds for many high net worth individuals and financial intermediaries. The Fund seeks to attain more consistently positive annual returns, with lower market exposure risk and volatility, than if it utilized a single manager or single strategy approach.
In the future, AIP will endeavor to bring our shareholders a variety of alternative strategy mutual funds, to increase the choice of risk/reward profiles available to investors. Over the coming months we will be updating you on further developments in new potential funds and strategies, to complement your investment portfolio.
We thank our shareholders for their continued loyalty, as we strive to provide rewarding risk adjusted long-term investment returns.
Very truly yours,
Lee W. Schultheis
President & Chief Investment Strategist
AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund (ALPHX)
Beta Hedged Strategies Fund (BETAX)

AIP Alternative Strategies Funds
Market Commentary
December 31, 2006

The goal of the AIP Alternative Strategies Funds mutual fund family is to provide a range of superior risk-adjusted return profiles, for investors seeking something different from the traditional investment approach of ‘buy and hold equities’, and thus being dependent on the vagaries of the equity markets.
Alpha Hedged Strategies Fund (ALPHX) is designed to achieve consistent absolute returns with low correlation to traditional financial market indices. We seek to achieve this goal by employing experienced hedge fund managers as our sub-advisers, running their conservative hedged investment strategies in separate accounts within the Fund. The Fund is designed to mimic a conservative hedge fund of funds style portfolio, but to do so within the confines of an open-end mutual fund vehicle.
Our performance, on a risk-adjusted basis, is less dependent on the direction of equity market indices or interest rates, but rather on how well our sub-advisers execute their strategies, and whether certain conditions like day-to-day volatility, or the supply of merger deals are plentiful or scarce.
For the calendar year ending December 31st 2006, the Fund returned 9.33%, vs. 9.10% for the HFRI Conservative Fund of Funds index, and the 3-Year annualized returns were 9.62% for the Fund and 6.67% for the HFRI index. Since inception on 9/23/02, the Fund has returned 6.92% on an annualized basis, vs. 7.34% annualized for the HFRI index.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and may be obtained by calling 1-877-Low-Beta.
Overall, the returns generated for 2006 are very much in line with ALPHX’s investment goal of providing consistent positive investment returns with low volatility and a standard deviation of one-third to one-fifth of that associated with the S&P 500. Since inception through 12/31/06, the Fund has a beta of +.08 (vs. 1.00 for the S&P 500), and an annualized standard deviation of just 4.30% (vs. 13.67% for the S&P 500).

2006 was a year of solid returns for conservative, absolute return oriented, hedged strategies. Many strategies had impressive gains in the 1st quarter, only to see one of the toughest periods in memory from mid-2nd quarter through the end of July, but recovered nicely in the 4th quarter. While this is a bit atypical, it does underscore the fact that while these hedged strategies are less prone to down periods than the overall equity markets, they do have some “lumpiness” to the return pattern over time.
Strategies that performed particularly well in 2006 were merger arbitrage, fixed-income arbitrage, global hedged strategies and distressed securities. Many market neutral long/short strategies had solid, but unspectacular years. The fundamentals in many of these areas, such as the level of merger activity relative to bidders on merger arbitrage pairings, opportunities to play the unwinding of the sub-prime credit mortgage market in fixed-income arbitrage, etc., continue to look favorable for the next 6 to 12 months.
The one hiccup from global markets in that 2006 that did effect to a degree even some fairly hedged strategies, was that some of the strongest of these hedged strategies in 2004 and 2005, included some net exposure to smaller capitalization stocks, global equity markets, or sector exposures in energy, commodities and natural resources. All of these had a major headwind for a few months when the markets began correcting in mid-May, and even in hedged portfolios, the winning long stocks that had driven performance, corrected more severely than those short positions that had been laggards. Many of these exposures, that had enjoyed a relatively low level of correlation to the broader equity markets in recent years, found their “non-correlation effect” dissipating at a most inopportune time.
This has further served to underscore our belief that a multi-strategy approach is the most prudent, as we are then less dependent on any one strategy having favorable market conditions as a backdrop in which to perform. One of the elements missing from the markets of late is the higher levels of day-to-day volatility that can often present opportunities for hedged strategies to capitalize on.
ALPHX currently has 18 active sub-advisors and hedged strategies. A couple of the more interesting strategies funded in 2007 are a global hedged income strategy, as well as a second long/short deep discount value manager, two additional distressed securities managers, and two equity options overlay strategy managers.

More importantly, we feel is wise to get exposure to a broad range of hedged investment strategies to increase the consistency of risk-adjusted returns, and to further dampen the overall volatility and market correlation. As a multi-strategy fund, ALPHX offers both a level of hedging against traditional market risks and the benefits that a broad diversification of strategies can provide.
AIP’s new Beta Hedged Strategies Fund (BETAX) was launched in late April of 2006, and is designed to achieve strong risk-adjusted returns with moderate correlation to traditional market indices. BETAX was created to offer shareholders a choice, between a more conservatively positioned fund portfolio, such as ALPHX, and a more aggressive multi-strategy approach with BETAX. BETAX currently has 13 active sub-advisors and hedged strategies.
The Federal Reserve seems to have finally reached a potential plateau in the cycle of raising short-term interest rates, and the debate seems to have shifted to “soft landing” or “into recession” for the economy. As a consequence, the debate on “ready to rally” or “ripe for a correction” seems to have sharpened for the markets as well. As the debate rages, market activity may well be “range-bound” without a significant sustained direction. Investor fears of equity market exposure and interest rate risk exposure have caused many to look to non-traditional assets classes for solutions.
As a result of all of this, allocations to hedge funds and open-end mutual funds that employ alternative investment strategies continue to accelerate. Sophisticated investors are rapidly recognizing that these strategies offer portfolio attributes not commonly found in mutual funds, and this new breed of funds continues to grow in popularity, and have become increasingly important components of client portfolios for many investment advisors and financial planners.
Must be preceded or accompanied by a prospectus. Read it carefully before investing.
Fund Disclosure
Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds. Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

•	smaller capitalized companies – subject to more abrupt or erratic market movements than larger, more established companies;

•	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

•	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

•	shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.
The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.
Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds may not be suitable for all investors.

 * Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges. While the Fund is no-load, management fees and other expenses still apply.
** ©2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
For each fund with at least a three-year history, Morningstar calculates a Morningstar Ratingtm metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund’s load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Ratingtm metrics. The Alpha Hedged Strategies Fund was rated against the following numbers of U.S. domiciled Long-Short funds over the following time periods: 53 funds in the last three years. With respect to these Long-Short funds, Alpha Hedged Strategies Fund received a Morningstar Ratingtm of 4-Stars for the three-year period ending 12/31/06.

Morningstar defines Long-Short as: a fund with roughly 20% their total net assets in short positions.
The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
The HFRI (Hedge Funds Research, Inc.) Performance Indices are equally weighted hedge fund performance indices broken down into 37 different categories by strategy, such as “equity market neutral” investing and “conservative or market neutral fund-of-funds” investing. Conservative Fund of Funds investing seeks to profit by investing in various absolute return, hedged strategies.
Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns. A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1. Beta measures the sensitivity of rates of return on a fund to general market movements.
Quasar Distributors, LLC, Distributor – 2/07

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund (No Load)
Growth of $10,000 — December 31, 2006

-	Since inception data for Fund, the S&P 500 Index and the 90 Day T-Bills is as of 9/23/2002.

*	Since inception data for the HFRI FOF: Conservative Index is as of 9/30/2002.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.aipfunds.com.
The chart assumes an initial investment of $10,000 made on September 23, 2002 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund (No Load)
Growth of $10,000 — December 31, 2006 — (continued)

performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund (Class C)
Growth of $10,000 — December 31, 2006

-	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 8/01/2006.

*	Since inception data for the HFRI FOF: Conservative Index is as of 7/31/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.aipfunds.com.
The chart assumes an initial investment of $10,000 made on August 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund (Class C)
Growth of $10,000 — December 31, 2006 — (continued)

performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

AIP Alternative Strategies Funds
Beta Hedged Strategies Fund (No Load)
Growth of $10,000 — December 31, 2006

-	Since inception data for Fund, the S&P 500 Index and the 90 Day T-Bills is as of 4/28/2006.

*	Since inception data for the HFRI FOF: Strategic Index is as of 4/30/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.aipfunds.com.
The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the

AIP Alternative Strategies Funds
Beta Hedged Strategies Fund (No Load)
Growth of $10,000 — December 31, 2006 — (continued)

performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Strategic Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various opportunistic return, hedged and alternative strategies. One cannot invest directly in an index.

AIP Alternative Strategies Funds
Beta Hedged Strategies Fund (Class C)
Growth of $10,000 — December 31, 2006

-	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 8/01/2006.

*	Since inception data for the HFRI FOF: Strategic Index is as of 7/31/2006.
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.aipfunds.com.
The chart assumes an initial investment of $10,000 made on August 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.
The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the

AIP Alternative Strategies Funds
Beta Hedged Strategies Fund (Class C)
Growth of $10,000 — December 31, 2006 — (continued)

performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Strategic Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various opportunistic return, hedged and alternative strategies. One cannot invest directly in an index.

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund (unaudited)
(1)Allocation of Portfolio Assets — December 31, 2006

(1)	Percentages are stated as a percentage of total investments.

AIP Alternative Strategies Funds
Beta Hedged Strategies Fund (unaudited)
(1)Allocation of Portfolio Assets — December 31, 2006

(1)	Percentages are stated as a percentage of total investments.

AIP Alternative Strategies Funds
Expense Example
December 31, 2006 (unaudited)

As a shareholder of the Alpha or Beta Hedged Strategies Funds (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/06 - 12/31/06).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no up-front sales load or transaction fees, a contingent deferred sales charge of 1.00% is applied to Class C shares sold within a year. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account

AIP Alternative Strategies Funds
Expense Example
December 31, 2006 (unaudited) (continued)

value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Alpha Hedged Strategies (No Load Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06+

Actual^	$1,000.00	$1,023.10	$23.00
Hypothetical (5% return before expenses)**	1,000.00	1,002.47	22.76

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $20.35.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $20.17.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 4.51%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
Expense Example
December 31, 2006 (unaudited) (continued)

Alpha Hedged Strategies (C Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	8/1/06	12/31/06	8/1/06 - 12/31/06+

Actual^	$1,000.00	$1,028.00	$22.36
Hypothetical (5% return before expenses)**	1,000.00	998.91	22.04

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $20.15.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $19.88.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 5.26%, multiplied by the average account value over the period, multiplied by 153/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.
Beta Hedged Strategies (No Load Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06+

Actual^	$1,000.00	$1,035.10	$26.11
Hypothetical (5% return before expenses)**	1,000.00	999.55	25.65

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $20.47.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $20.17.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 5.09%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
Expense Example
December 31, 2006 (unaudited) (continued)

Beta Hedged Strategies (C Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	8/1/06	12/31/06	8/1/06 - 12/31/06+

Actual^	$1,000.00	$1,046.90	$25.05
Hypothetical (5% return before expenses)**	1,000.00	996.48	24.44

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $20.33.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $19.88.

+	Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 5.84%, multiplied by the average account value over the period, multiplied by 153/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund
Schedule of Investments — December 31, 2006

	Shares or
UNDERLYING FUNDS TRUST — 107.94%*	Principal Amount	Value

Convertible Bond Arbitrage-1 Portfolio	2,181,316	$21,682,285
Distressed Securities & Special Situations-1 Portfolio	5,866,556	55,790,946
Fixed Income Arbitrage-1 Portfolio	4,015,150	40,512,866
Global Hedged Income-1 Portfolio	1,279,230	12,945,808
Long/ Short Equity — Deep Discount Value-1 Portfolio	3,033,260	25,873,705
Long/ Short Equity — Earnings Revision-1 Portfolio	2,798,299	28,038,958
Long/ Short Equity — Global-1 Portfolio[a]	1,276,994	13,165,806
Long/ Short Equity — Healthcare/ Biotech-1 Portfolio	1,055,016	10,434,106
Long/ Short Equity — International-1 Portfolio	1,969,193	19,120,863
Long/ Short Equity — Momentum-1 Portfolio	2,913,033	26,683,382
Long/ Short Equity — REIT-1 Portfolio	2,665,956	27,645,967
Merger Arbitrage-1 Portfolio	2,243,170	23,127,083

TOTAL UNDERLYING FUNDS TRUST (Cost $284,259,095)		305,021,775

REPURCHASE AGREEMENTS — 0.11%*
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 01/03/2007, repurchase price $305,700[b]	305,577	305,577

TOTAL REPURCHASE AGREEMENTS (Cost $305,577)		305,577

TOTAL INVESTMENTS (Cost $284,564,672) — 108.05%*		305,327,352
Liabilities in Excess of Other Assets — (8.05%)*		(22,757,719)

TOTAL NET ASSETS — 100%*		$282,569,633

[a] —	Non-income Producing
[b] —	Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers’ acceptances.
*Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Beta Hedged Strategies Fund
Schedule of Investments — December 31, 2006

	Shares or
UNDERLYING FUNDS TRUST — 122.59%*	Principal Amount	Value

Distressed Securities & Special Situations-1 Portfolio	173,312	$1,648,194
Global Hedged Income-1 Portfolio	81,209	821,835
Long/ Short Equity — Deep Discount Value-1 Portfolio	95,484	814,479
Long/ Short Equity — Global-1 Portfolio[a]	92,609	954,795
Long/ Short Equity — International-1 Portfolio	83,047	806,382
Long/ Short Equity — Momentum-1 Portfolio	89,678	821,451
Merger Arbitrage-1 Portfolio	79,202	816,573

TOTAL UNDERLYING FUNDS TRUST (Cost $6,759,404)		6,683,709

REPURCHASE AGREEMENTS — 0.28%*
The Bear Stearns Companies, Inc., 4.850%, dated 12/29/2006, due 01/03/2007, repurchase price $15,226[b]	15,220	15,220

TOTAL REPURCHASE AGREEMENTS (Cost $15,220)		15,220

TOTAL INVESTMENTS (Cost $6,774,624) — 122.87%*		6,698,929
Liabilities in Excess of Other Assets — (22.87%)*		(1,246,631)

TOTAL NET ASSETS — 100%*		$5,452,298

a — Non-income Producing

[b] —	Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers’ acceptances.
*Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statement of Assets and Liabilities
December 31, 2006

	ALPHA	BETA
	HEDGED	HEDGED
	STRATEGIES	STRATEGIES
	FUND	FUND

Assets:
Investments in affiliated Portfolios, at value (cost $284,259,095, $6,759,404)	$305,021,775	$6,683,709
Repurchase Agreements (cost $305,577, $15,220)	305,577	15,220
Receivable for Fund shares issued	1,651,228	6,257
Dividends and interest receivable	2,462	76

Total Assets	306,981,042	6,705,262

Liabilities:
Short-term Borrowing on credit facility	23,990,000	1,242,000
Payable for Fund shares redeemed	51,796	—
Accrued expenses and other liabilities	369,613	10,964

Total Liabilities	24,411,409	1,252,964

Net Assets	$282,569,633	$5,452,298

Net Assets Consist of:
Shares of beneficial interest	$257,069,244	$5,431,915
Undistributed net investment income	4,272,745	41,324
Accumulated net realized gain on investments sold and securities sold short	464,964	54,754
Net unrealized appreciation (depreciation) on:
Investments	20,762,680	(75,695)

Total Net Assets	$282,569,633	$5,452,298

No Load Shares:
Net Assets	279,109,038	5,411,764
Shares outstanding (unlimited shares authorized, $0.001 par value)	21,033,169	447,098
Net asset value, offering price and redemption price per share	$13.27	$12.10

Class C Shares:
Net Assets	3,460,595	40,534
Shares outstanding (unlimited shares authorized, $0.001 par value)	262,044	3,360
Net asset value, offering price and redemption price per share	$13.21	$12.06

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Operations

	Period from
	August 1,
	2006 through	Year ended
	December 31,	July 31,
ALPHA HEDGED STRATEGIES FUND	2006	2006

Investment Income:
Dividend income	$—	$2,081,884
Dividend income from affiliated (UFT) Portfolios	3,856,234	438,749
Interest income	18,060	4,979,451

Total Investment Income	3,874,294	7,500,084

Expenses:
Investment advisory fees	—	2,906,418
Shareholder servicing fees (No Load Class Shares)	278,981	431,219
Distribution Fees (Class C shares)	5,819	—
Operating services fees	830,087	1,857,693

Total operating expenses before interest expense and dividends on short positions	1,114,887	5,195,330
Interest expense on credit facility	584,779	1,776,168
Dividends on short positions	—	1,257,826

Total Expenses	1,699,666	8,229,324

Net Expenses	1,699,666	8,229,324

Net Investment Income (Loss)	2,174,628	(729,240)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	376,391	424,245
Realized Gains allocated from affiliated (UFT) Portfolios	4,340,599	581,629
Change in unrealized appreciation (depreciation) on:
Investments	1,858,964	9,389,549

Net Unrealized Gain (Loss) on Investments	1,858,964	9,389,549

Net Realized and Unrealized Gain (Loss) on Investments	6,575,954	10,395,423

Net Increase in Net Assets Resulting from Operations	$8,750,582	$9,666,183

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Operations

	Period from	Period from
	August 1,	April 28,
	2006	2006
	through	through
	December 31,	July 31,
BETA HEDGED STRATEGIES FUND	2006	2006

Investment Income:
Dividend income from affiliated (UFT) Portfolios	$16,083	$11,251
Interest income	420	1,129

Total Investment Income	16,503	12,380

Expenses:
Shareholder servicing fees (No Load Class Shares)	5,716	1,995
Distribution Fees (Class C shares)	84	—
Operating services fees	16,980	5,906

Total operating expenses before interest expense and dividends on short positions	22,780	7,901
Interest expense on credit facility	25,308	8,886

Total Expenses	48,088	16,787

Net Expenses	48,088	16,787

Net Investment Loss	(31,585)	(4,407)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gains allocated from affiliated (UFT) Portfolios	113,699	18,371
Change in unrealized appreciation (depreciation) on:
Investments	173,033	(248,728)

Net Unrealized Gain (Loss) on Investments	173,033	(248,728)

Net Realized and Unrealized Gain (Loss) on Investments	286,732	(230,357)

Net Increase (Decrease) in Net Assets Resulting from Operations	$255,147	$(234,764)

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Changes in Net Assets

	Period from
	August 1, 2006
	through	Year Ended	Year Ended
	December 31,	July 31,	July 31,
ALPHA HEDGED STRATEGIES FUND	2006	2006	2005

Operations:
Net investment income (loss)	$2,174,628	$(729,240)	$(533,008)
Net realized gain on Investments, affiliated (UFT) Portfolios, Short Positions, Future and Swap Contracts, Foreign Currency Translations and Written Option Contracts	4,716,990	1,005,874	(1,695,162)
Change in unrealized appreciation on Investments, Short Positions, Future and Swap Contracts, Foreign Currency Translations and Written Option Contracts	1,858,964	9,389,549	7,498,794

Net Increase in Net Assets Resulting from Operations	8,750,582	9,666,183	5,270,624

Dividends and Distributions to Shareholders:
Net Investment Income (No Load Shares)	—	(525,522)	—

Total Dividends and Distributions	—	(525,522)	—

Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	58,234,963	174,707,161	124,202,089
Proceeds from shares issued to holders in reinvestment of dividends	—	520,328	—
Cost of shares redeemed	(33,227,950)	(62,046,440)	(24,268,779)
Redemption fees retained — exchanges	16,045	42,389	45,722
C Shares:
Proceeds from shares issued	3,456,752	—	—
Cost of shares redeemed	(60,661)	—	—
Redemption fees retained — exchanges	606	—	—

Net Increase in Net Assets from Capital Share Transactions	28,419,755	113,223,438	99,979,032

Total Increase in Net Assets	37,170,337	122,364,099	105,249,656
Net Assets:
Beginning of period	245,399,296	123,035,197	17,785,541

End of period*	$282,569,633	$245,399,296	$123,035,197

* Including undistributed/(accumulated) net investment income/(loss)	$4,288,036	$—	$(270,833)

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Changes in Net Assets

	Period from	Period from
	August 1, 2006	April 28, 2006
	through	through
	December 31,	July 31,
BETA HEDGED STRATEGIES FUND	2006	2006

Operations:
Net investment loss	$(31,585)	$(4,407)
Net realized gain on affiliated (UFT) Portfolios	113,699	18,371
Change in unrealized appreciation on Investments	173,033	(248,728)

Net Increase (Decrease) in Net Assets Resulting from Operations	255,147	(234,764)

Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	1,175,652	5,984,394
Cost of shares redeemed	(1,694,917)	(74,011)
Redemption fees retained — exchanges	1,192	605
C Shares:
Proceeds from shares issued	39,000	—

Net Increase in Net Assets from Capital Share Transactions	(479,073)	5,910,988

Total Increase in Net Assets	(223,926)	5,676,224
Net Assets:
Beginning of period	5,676,224	—

End of period*	$5,452,298	$5,676,224

* Including undistributed net investment income	$22,953	$13,964

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statement of Cash Flows
Period from August 1, 2006 through December 31, 2006

ALPHA HEDGED STRATEGIES FUND

Cash Provided by (Used in) Financing Activities:
Proceeds from shares sold	$61,691,715
Cost of shares redeemed	(33,271,960)
Net change in receivables/ payables related to capital share transactions	(260,668)

Cash provided by capital share transactions	28,159,087
Cash provided by short term borrowing on credit facility	22,990,000

		$51,149,087

Cash Provided by (Used in) Operations:
Purchases of investments	(62,510,461)
Proceeds from sales of investments	9,040,599

	(53,469,862)

Net investment income	2,174,628
Net change in receivables/ payables related to operations	146,147

	2,320,775
		(51,149,087)

Net change in cash		—

Cash, beginning of period		—

Cash, end of period		$—

Cash paid for interest on short term borrowing on credit facility	$479,610
The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statement of Cash Flows
Period from August 1, 2006 through December 31, 2006

BETA HEDGED STRATEGIES FUND

Cash Provided by (Used in) Financing Activities:
Proceeds from shares sold	$1,214,652
Cost of shares redeemed	(1,693,725)
Net change in receivables/ payables related to capital share transactions	22,269

Cash provided by capital share transactions	(456,804)
Cash provided by short term borrowing on credit facility	817,000

		$360,196

Cash Provided by (Used in) Operations:
Purchases of investments	(447,386)
Proceeds from sales of investments	113,699

	(333,687)

Net investment loss	(31,585)
Net change in receivables/ payables related to operations	5,076

	(26,509)
		(360,196)

Net change in cash		—

Cash, beginning of period		—

Cash, end of period		$—

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$21,102
The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006

1.	Organization
AIP Alternative Strategies Funds (the “Trust”) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (“Alpha”) and Beta Hedged Strategies Fund (“Beta”) (the “Funds”). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.
The Funds offer No Load Shares and Class C Shares. The Class C Shares have a contingent deferred sales charge of 1.00% for shares sold within one year of purchase and an annual 12b-1 fee of 1.00%. The Class C shares do not charge a shareholder servicing fee. The Class C shares commenced operations on August 1, 2006.
Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the Investment Company Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.
Under a Fund-of-Funds structure each Fund invests all of its investable assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (“Investment Advisor”) and the Portfolios are advised by the Sub-Advisors. The Investment Advisor and

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

the Board may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

2.	Summary of Significant Accounting Policies
The following is a summary of significant accounting policies that are in conformity with generally accepted accounting principles and which are followed consistently by the Funds in the preparation of their financial statements.
Investment Valuation and Transactions
Investments in Portfolios of the UFT are valued at their net asset values as reported by the respective Portfolios. Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.
Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.
Federal Income Taxes
The Funds intend to qualify and elect to be treated as regulated investment companies under the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.
Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
New Accounting Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.
Additionally, in September 2006, the FASB issued FASB Statement No. 157 — Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value,

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Fund is currently evaluating the impact that FAS 157 will have on the Fund’s financial statements.

3.	Underlying Funds Trust
As of December 31, 2006 the UFT consisted of the following Portfolios: Convertible Bond Arbitrage-1, Distressed Securities & Special Situations-1, Fixed Income Arbitrage-1, Global Hedged Income-1, Long/ Short Equity-Deep Discount Value-1, Long/ Short Equity-Earning Revision-1, Long/ Short Equity-Global-1, Long/ Short Equity-Healthcare/ Biotech-1, Long/ Short Equity-International-1, Long/ Short Equity-Momentum-1, Long/ Short Equity-REIT-1 and Merger Arbitrage-1.
Investment Concentration
For the Alpha and Beta Funds, the average investment concentrations in the UFT Portfolios were as follows:

	Period from			Period from
	August 1, 2006			April 28, 2006
	through		Year Ended	through
	December 31, 2006		July 31, 2006	July 31, 2006

	Alpha	Beta	Alpha	Beta

Convertible Bond Arbitrage-1 Portfolio	100.00%	0.00%	100.00%	0.00%
Distressed Securities & Special Situations-1 Portfolio	97.13	2.87	96.83	3.17
Fixed Income Arbitrage-1 Portfolio	100.00	0.00	100.00	0.00
Global Hedged Income-1 Portfolio(1)	94.03	5.97	94.28	5.72
Long/ Short Equity — Deep Discount Value-1 Portfolio	96.95	3.05	91.94	8.06
Long/ Short Equity — Earning Revision-1 Portfolio	100.00	0.00	100.00	0.00
Long/ Short Equity — Global-1 Portfolio	93.23	6.77	95.30	4.70
Long/ Short Equity — Healthcare/ Biotech-1 Portfolio(2)	100.00	0.00	—	—
Long/ Short Equity — International-1 Portfolio	95.95	4.05	96.12	3.88
Long/ Short Equity — Momentum-1 Portfolio	97.02	2.98	97.15	2.85
Long/ Short Equity — REIT-1 Portfolio	100.00	0.00	100.00	0.00
Merger Arbitrage-1 Portfolio	96.58	3.42	95.80	4.20

(1)	Commencement of the Portfolio was May 24, 2006.
(2)	Commencement of the Portfolio was September 25, 2006.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

Indirect Expenses
Upon investing in the Portfolios an indirect annualized expense of 3.00% is incurred by the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), each Portfolio pays the Alternative Investment Partners, LLC (the “Advisor”) monthly an annual advisory fee of 2.50% of the Portfolio’s average daily net assets, excluding any direct or indirect use of leverage. The Advisor has also entered into an Operating Services Agreement (the “Services Agreement”) with the Portfolios to provide virtually all day-to-day services to the Portfolios. Each Portfolio pays the Advisor an annual operating services fee of 0.50% the Portfolio’s average daily net assets, excluding any direct or indirect use of leverage. The combined effect of the Advisory Agreement and the Services Agreement (the “Agreements”) is to place a cap or ceiling on each Portfolio’s ordinary annual operating expenses at 3.00% of the average daily net assets, excluding any direct or indirect use of leverage, of each Portfolio.
Under the terms of the Agreements, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios and the UFT. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.
Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:
The Convertible Bond Arbitrage-1 Portfolio
Investment Objective
The Convertible Bond Arbitrage-1 Portfolio seeks to achieve current income and capital appreciation.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies).The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest in both long and short securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.
The Distressed Securities & Special Situations-1 Portfolio
Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Event Driven and Strategies Distressed Securities Strategies. An Event Driven

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.
The Fixed Income Arbitrage-1 Portfolio
Investment Objective
The Fixed Income Arbitrage-1 Portfolio seeks to achieve current income with preservation of principal.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/ Interest Rate Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/ Interest Rate Arbitrage Strategy is where the Portfolio invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.
The Global Hedged Income-1 Portfolio
Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income and capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in global securities and financial instruments, with an emphasis on sovereign fixed income securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Market or Sector Timing/ Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/ Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to employ strategies designed to take advantage of deeply discounted debt securities

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.
The Long/ Short Equity — Deep Discount Value-1 Portfolio
Investment Objective
The Long/ Short Equity — Deep Discount Value-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Event Driven, Market or Sector Timing/ Trading Strategies, Long/ Short Equity. A Event Driven Strategy is where the Portfolio is designed to employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Market or Sector Timing/ Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/ Short Equity Strategy is where the

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.
The Long/ Short Equity — Earning Revision-1 Portfolio
Investment Objective
The Long/ Short Equity — Earning Revision-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/ Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/ Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.
The Long/ Short Equity — Global-1 Portfolio
Investment Objective
The Long/ Short Equity — Global-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to emphasize recognizing and capitalizing on trends and stock specific opportunities in the international market. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Long/ Short Equity and Event Driven Strategies. A Long/ Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

The Long/ Short Equity — Healthcare/ Biotech-1 Portfolio
Investment Objective
The Long/ Short Equity — Healthcare/ Biotech-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equities of industry groups within the healthcare sector. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Market Neutral and Long/ Short Equity Strategies. Market Neutral Equity Strategy is where the Portfolio may employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. Long/ Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

The Long/ Short Equity — International-1 Portfolio
Investment Objective
The Long/ Short Equity — International-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/ Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/ Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

The Long/ Short Equity — Momentum-1 Portfolio
Investment Objective
The Long/ Short Equity — Momentum-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Market or Sector Timing/ Trading, Market Neutral Equity and Long/ Short Equity Strategies. A Market or Sector Timing/ Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types that have demonstrated a degree of consistency and correlation to past movements, similar in nature and magnitude. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/ Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.
The Long/ Short Equity — REIT-1 Portfolio
Investment Objective
The Long/ Short Equity — REIT-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Long/ Short Equity and Relative Value/ Pairs Trading Arbitrage Strategies. A Long/ Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/ Pairs Trading Arbitrage Strategies is where the Portfolio is designed to employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities of different companies in the same industry.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

The Merger Arbitrage-1 Portfolio
Investment Objective
The Merger Arbitrage-1 Portfolio seeks to achieve capital appreciation.
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions and in companies that may be attractive acquisition targets. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.
The principal strategies to be employed by the Portfolio include Event Driven and Relative Value/ Merger Arbitrage Strategies. A Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Relative Value/ Merger Arbitrage Strategy is where the Portfolio is designed to invest in both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

Financial Information
The financial information presented below is for the Portfolios of the Underlying Funds Trust.

	Period from August 1,
	2006 through		Period from April 28, 2006
	December 31, 2007		through July 31, 2006

	Total	Portfolio	Total	Portfolio
	Return	Turnover Rate	Return	Turnover Rate

Convertible Bond Arbitrage-1 Portfolio	3.00%	56.07%	(1.40)%	44.51%
Distressed Securities & Special Situations-1 Portfolio	6.02	46.55	(4.69)	5.94
Fixed Income Arbitrage-1 Portfolio	5.81	29.44	2.70	31.95
Global Hedged Income-1 Portfolio[1]	2.24	112.04	0.68	32.22
Long/ Short Equity — Deep Discount Value-1 Portfolio	10.37	185.15	(22.50)	163.15
Long/ Short Equity — Earning Revision-1 Portfolio	(0.99)	27.15	3.03	20.09
Long/ Short Equity — Global-1 Portfolio	12.92	107.51	(8.70)	3.08
Long/ Short Equity — Healthcare/ Biotech-1 Portfolio[2]	3.72	60.49	—	—
Long/ Short Equity — International-1 Portfolio	(1.54)	285.54	(0.50)	133.39
Long/ Short Equity — Momentum-1 Portfolio	(2.21)	41.98	(1.80)	49.90
Long/ Short Equity — REIT-1 Portfolio	1.10	168.08	3.20	151.96
Merger Arbitrage-1 Portfolio	8.61	80.11	(1.06)	62.32

[1]	Portfolio commenced operations on May 24, 2006.

[2]	Portfolio commenced operations on September 25, 2006.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

Distributions to Shareholders
For the year ended July 31, 2006, the ordinary income distribution received by Alpha and for the period ended July 31, 2006, the ordinary income distribution received by Beta from the UFT were as follows:

	Alpha	Beta

Global Hedged Income-1 Portfolio	$47,141	$2,859
Long/ Short Equity — Earning Revision-1 Portfolio	200,000	—
Long/ Short Equity — Momentum-1 Portfolio	191,608	8,392
For the year ended July 31, 2006, the short-term capital gain distributions received from the UFT were as follows:

	Alpha	Beta

Distressed Securities & Special Situations-1 Portfolio	$387,328	$12,672
Merger Arbitrage-1 Portfolio	194,301	5,699
For the period ended December 31, 2006, the ordinary income distributions received by Alpha and Beta from the UFT were as follows:

	Alpha	Beta

Convertible Bond Arbitrage-1 Portfolio	$252,055	$—
Distressed Securities & Special Situations-1 Portfolio	147,073	4,445
Fixed Income Arbitrage-1 Portfolio	2,892,915	—
Global Hedged Income-1 Portfolio	121,940	7,741
Long/ Short Equity — Earning Revision-1 Portfolio	102,000	—
Long/ Short Equity — Healthcare/ Biotech-1 Portfolio	43,929	—
Long/ Short Equity — Momentum-1 Portfolio	126,984	3,897
Long/ Short Equity — REIT-1 Portfolio	169,338	—

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

For the period ended December 31, 2006, the short-term capital gain distributions received by Alpha and Beta from the UFT were as follows:

	Alpha	Beta

Distressed Securities & Special Situations-1 Portfolio	$679,543	$19,974
Long/ Short Equity — Deep Discount Value-1 Portfolio	100,834	3,174
Long/ Short Equity — Healthcare/ Biotech-1 Portfolio	451,407	—
Long/ Short Equity — International-1 Portfolio	26,201	1,105
Merger Arbitrage-1 Portfolio	407,043	14,424
For the period ended December 31, 2006, the long-term capital gain distributions received by Alpha and Beta from the UFT were as follows:

	Alpha	Beta

Convertible Bond Arbitrage-1 Portfolio	$228,803	$—
Distressed Securities & Special Situations-1 Portfolio	1,531,736	45,251
Long/ Short Equity — International-1 Portfolio	143,171	6,043
Long/ Short Equity — Momentum-1 Portfolio	763,065	23,416
Merger Arbitrage-1 Portfolio	8,796	312
Security Valuation
Securities in the Portfolios of the UFT are valued in the following manner:
Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the Nasdaq Global Market System are valued using the NASDAQ Official Closing Price (“NOCP”). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the Nasdaq Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services, which take into account

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. Futures are valued at settlement price. Foreign equities are valued at the official closing price, last bid if no closing price. The value of swap agreements are equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.
Investment and shareholder transactions in the UFT are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

policies follow consistently by the UFT are in conformity with generally accepted accounting principles.
Repurchase Agreements
Certain Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. It is the Trust’s policy that the Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.
Short Sales
Certain Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolio does not own securities which are sold short, the Portfolios will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Portfolio does not require the brokers to maintain collateral in support of these receivables.
Collateral on Short Sales
As collateral for short positions, the Portfolio is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.
Futures Contracts
Certain Portfolios may purchase and sell futures contracts. Upon entering into a contract, the Portfolio deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains and losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
Foreign Currency Translations
Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.
Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is close.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

Options
Certain Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Portfolio has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolio has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolio has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolio has the obligation to buy the underlying security at the exercise price during the exercise period.
The premium that the Portfolio pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.
A purchaser (holder) of a put option pays a nonrefundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.
Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.
Swaps
Certain Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

entitles the Portfolio to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Portfolio to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Portfolio to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolio to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact at a rate equal to LIBOR less 25 to 100 basis points.
The Portfolio may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolio to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolio is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolio to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.
Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolio will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.
Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolio considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolio is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

Certain Portfolios may also enter into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of the default is transferred from the holder of the fixed income security to the seller of the swap.
The Portfolios may also enter into interest rate swap contracts. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between a floating or fixed rate payment over the term of the contract. The Portfolios are also obligated to pay the counterparty any interest paid on the holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any net interest income.
Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.
Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.
Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).
Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as regulated investment companies under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.
Credit Facility
Custodial Trust Company has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (“Loan Agreement”) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the UFT Portfolios or Custodial Trust Company. Each UFT Portfolio is permitted to borrow up to 33.3% of total assets. The Fixed Income Arbitrage-1 Portfolio, the Long/ Short Equity — Earning Revision-1 Portfolio, the Long/ Short Equity — Healthcare/ Biotech-1 Portfolio and the Long/ Short Equity —

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

REIT-1 Portfolio did not utilize the credit facility during the fiscal period of December 31, 2006. The remaining Portfolios did use the credit facility and the following information is presented on this loan agreement:

		Maximum Amount
		Outstanding
	Outstanding	During the Period
	Balance	August 1, 2006	Average
	as of	through	Daily
	December 31, 2006	December 31, 2006	Balance

Convertible Bond Arbitrage-1 Portfolio	$5,000,000	$5,000,000	$5,000,000
Distressed Securities & Special Situations-1 Portfolio	7,450,500	9,013,000	7,534,242
Global Hedged Income-1 Portfolio	1,698,750	1,742,500	1,706,471
Long/ Short Equity — Deep Discount Value-1 Portfolio	1,712,650	1,906,400	1,689,652
Long/ Short Equity — Global-1 Portfolio	5,060,150	5,103,900	4,526,041
Long/ Short Equity — International-1 Portfolio	1,677,650	1,721,400	1,685,371
Long/ Short Equity — Momentum-1 Portfolio	395,150	438,900	402,871
Merger Arbitrage-1 Portfolio	4,230,150	4,273,900	4,237,871
Borrowings under the Loan Agreement are charged at the 30-day LIBOR rate plus 1.00%. As collateral for the loan, the UFT Portfolios are required to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.
Portfolio Holdings Information
The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about a Portfolio’s portfolio holdings is in the best interest of investors. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Portfolio. These portfolio holdings disclosure policies have been approved

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

by the Board of Trustees of the Trust. Disclosure of each Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of a Portfolio’s portfolio holdings, shown pro rata by each Fund’s relative allocation, as of each calendar quarter-end is also available on the Trust’s website at www.aipfunds.com within 60 days after the calendar quarter-end.

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

4.	Investment Transactions
Purchases and sales of the UFT Portfolios during the period of August 1, 2006 through December 31, 2006 for Alpha and Beta (excluding short-term investments) were as follows:

	Alpha		Beta

	Purchases	Sales	Purchases	Sales

Convertible Bond Arbitrage-1 Portfolio	$5,677,080	$166,519	$—	$—
Distressed Securities & Special Situations-1 Portfolio	10,347,618	1,531,736	157,171	45,251
Fixed Income Arbitrage-1 Portfolio	13,253,700	—	—	—
Global Hedged Income-1 Portfolio	248,231	—	51,491	—
Long/ Short Equity — Deep Discount Value-1 Portfolio	15,319,134	—	46,924	—
Long/ Short Equity — Earning Revision-1 Portfolio	369,089	—	—	—
Long/ Short Equity — Global-1 Portfolio	120,029	4,700,000	43,750	—
Long/ Short Equity — Healthcare/ Biotech-1 Portfolio	10,544,761	—	—	—
Long/ Short Equity — International-1 Portfolio	355,950	143,171	50,898	6,043
Long/ Short Equity — Momentum-1 Portfolio	1,141,586	763,065	73,756	23,416
Long/ Short Equity — REIT-1 Portfolio	425,421	—	—	—
Merger Arbitrage-1 Portfolio	5,603,682	8,796	55,792	312

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

5.	Federal Income Taxes
At December 31, 2006, the components of accumulated earning/(losses) on a tax basis were as follows:

	Alpha	Beta

Cost of investments	$282,894,995	$6,774,624

Gross unrealized appreciation	24,096,215	141,885
Gross unrealized depreciation	(1,663,858)	(217,580)

Net unrealized appreciation	$22,432,357	$(75,695)

Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—

Total distributable earnings	—	—
Other accumulated losses	3,068,032	96,078

Total accumulated earnings/(losses)	$25,500,389	$20,383

The primary differences between the cost amounts for book purposes and tax purposes is due to built-in-losses from the tax-free transfer of distributions treated as dividends for tax purposes and other cost adjustments generated prior to the transfer of assets.
Additionally, U.S. Generally Accepted Accounting Principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2006, the following table shows the reclassifications made:

	Alpha	Beta
	Hedged	Hedged
	Strategies	Strategies
	Fund	Fund

Undistributed net investment income	$2,098,117	$58,945
Accumulated net realized income	(2,100,492)	(58,945)
Paid in capital	2,375	—

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

The tax character of distributions for the Funds were as follows:

				Period
				Ended
	Period Ended December 31,		Year Ended	July 31,
	2006		July 31, 2006	2006

	Alpha Hedged	Beta Hedged	Alpha Hedged	Beta Hedged
	Strategies	Strategies	Strategies	Strategies
	Fund	Fund	Fund	Fund

Distributions paid from:
Ordinary Income	$5,152,665	$24,874	$422,875	$—
Long-term capital gain	3,338,952	72,683	102,647	—

Total Distributions Paid	$8,491,617	$97,557	$525,522	$—
The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2006.
The following distributions were declared on December 29, 2006 and paid on January 3, 2007 (Unaudited):

	Alpha		Beta

	No Load	Class C	No Load	Class C

Ordinary Income	$5,031,278	$60,339	$22,406	$127
Long-term Capital Gain	3,358,162	41,838	74,464	560

6.	Investment Advisory Agreements and Other Expense Agreements
For the period of August 1, 2005 through April 28, 2006, Alpha entered into an Investment Advisory Agreement (the “Agreement”) and an Operating Services Agreement (“OS Agreement”) with Alternative Investment Partners, LLC (the “Advisor”), whereby the Advisor received an annual advisory fee of 2.50% and operating fees of 1.24% of Alpha’s average daily assets. Alpha paid the Advisor $2,906,418 and $1,441,583 pursuant to these Agreements.
Subsequent to May 1, 2006, the Funds entered into a new Operating Services Agreement (the “Operating Services Agreement”) with the Advisor, whereby the Advisor receives an annual operating service fee of

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

0.74% of the Funds’ average daily assets. Alpha and Beta paid the Advisor $830,087 and $16,980 respectively, pursuant to this Operating Services Agreement.
The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Advisor receives an annual shareholder service fee equal to 0.25% of the Alpha’s and Beta’s No Load Class average daily net assets. For the period ending December 31, 2006 Alpha paid the Advisor $278,981 pursuant to the shareholder servicing fee. For the period ending December 31, 2006 Beta paid the Advisor $5,716 pursuant to the shareholder servicing fee.
The Class C shares have a contingent deferred sales charge of 1.00% and an annual distribution fee of 1.00%. The Class C shares do not charge a shareholder servicing fee. For the period ended December 31, 2006, Alpha and Beta Class C shares paid a distribution fee of $5,819 and $84, respectively.
The Funds indirectly incur, expenses through their investment in the Underlying Funds Trust. The Advisor receives an advisory fee, payable monthly, for the performance of its services at an annual rate of 2.50% of the average daily net assets of the Underlying Funds. The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Underlying Funds’ shares. Additionally, the Underlying Funds have entered into an operating services agreement, under which, each Underlying Fund pays the Advisor 0.50% of such fund’s average daily net assets.
For the period of August 1, 2005 through April 28, 2006 the combined effect of the Agreement, OS Agreement, and the shareholder servicing fee agreement placed a cap or ceiling on the Alpha’s annual operating expenses at 3.99%, excluding brokerage commissions, interest on Alpha borrowing, and dividends paid on short sales. Subsequent to May 1, 2006, the combined effect of the Operating Services Agreement, shareholder servicing fee and the indirect expense incurred by investing in the UFT established a cap or ceiling on the Funds annual operating

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

expense at 3.99% for No Load Shares and 4.74% for Class C Shares, excluding brokerage commissions, interest on the Funds’ borrowing, and dividends paid on short sales.
Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors, who provide services to the Funds, the Advisor compensates the Sub-Advisors based on each Sub-Advisors average daily net assets of the Portfolio.
The Advisor is affiliated with Asset Alliance Corporation (“Asset Alliance”). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.

7.	Capital Share Transactions
Transactions in No Load and Class C shares of Alpha were as follows:

	Period Ended		Year Ended		Year Ended
	December 31, 2006		July 31, 2006		July 31, 2005

No Load	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,499,201	$58,234,963	13,791,547	$174,707,161	10,584,539	$124,202,089
Shares issued to shareholders in reinvestment of distributions	—	—	42,931	520,328	—	—
Shares redeemed(1)	(2,564,665)	(33,211,905)	(4,907,011)	(62,004,051)	(2,070,529)	(24,223,057)

Net increase	1,934,536	$25,023,058	8,927,467	$113,223,438	8,514,010	$99,979,032

Shares outstanding:
Beginning of period	19,098,633		10,171,166		1,657,156

End of period	21,033,169		19,098,633		10,171,166

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

	Period Ended
	December 31, 2006

Class C	Shares	Amount

Shares sold	266,694	$3,456,752
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed(1)	(4,650)	(60,055)

Net increase	262,044	$3,396,697

Shares outstanding:
Beginning of period	—

End of period	262,044

(1)	Includes redemption fees for period ended December 31, 2006 of $16,045 and $606 for No Load and Class C shares, respectively; and for the year ended July 31, 2006 of $42,389 for No Load shares. As of October 5, 2006, the redemption fee of 2.00% on net shares redeemed within 90 calendar days of purchase was abolished and is no longer in effect.
Transactions in No Load and Class C shares of Beta were as follows:

	Period Ended		Period Ended
	December 31, 2006		July 31, 2006

No Load	Shares	Amount	Shares	Amount

Shares sold	101,436	$1,175,652	499,217	$5,984,394
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed(1)	(147,160)	(1,693,725)	(6,395)	(73,406)

Net increase	(45,724)	$(518,073)	492,822	$5,910,988

Shares outstanding:
Beginning of period	492,822		—

End of period	447,098		492,822

AIP Alternative Strategies Funds
Notes to Financial Statements
December 31, 2006 (continued)

	Period Ended
	December 31, 2006

Class C	Shares	Amount

Shares sold	3,360	$39,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed(1)	—	—

Net increase	3,360	$39,000

Shares outstanding:
Beginning of period	—

End of period	3,360

(1)	Includes redemption fees for period ended December 31, 2006 of $1,192 and $0 for No Load and Class C shares, respectively; and for the period ended July 31, 2006 of $605 for No Load shares. As of October 5, 2006, the redemption fee of 2.00% on net shares redeemed within 90 calendar days of purchase was abolished and is no longer in effect.

8.	Credit Facility
Custodial Trust Company has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (”Agreement”) dated September 30, 2002 and April 28, 2006 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Funds or Custodial Trust Company. Each Fund is permitted to borrow up to 33 1/3% of total assets. At December 31, 2006, Alpha and Beta had an outstanding loan payable balance of $23,990,000 and $1,242,000, respectively. The maximum amount of outstanding during the period ending December 31, 2006 for Alpha and Beta was $28,900,000 and $1,382,000, respectively. For the same period Alpha and Beta had an outstanding average daily balance of $21,661,993 and $936,131, respectively, under the credit facility. Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. As collateral for the loan, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The Funds pledge all securities held at Custodial Trust Company as collateral for this loan. Custodial Trust Company monitors this balance on a daily basis against the amount of the loan outstanding.

AIP Alternative Strategies Funds
Financial Highlights

	No Load

	Period from						Period from
	August 1, 2006		Year		Year	Year	September 23, 2002(1)
	through		Ended		Ended	Ended	through
ALPHA HEDGED STRATEGIES FUND	December 31, 2006		July 31, 2006		July 31, 2005	July 31, 2004	July 31, 2003

Per Share Data(2):
Net Asset Value, Beginning of Period	$12.85		$12.10		$10.73	$9.81	$10.00

Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	0.10		(0.05	)(7)	(0.09)	(0.24)	(0.17)
Net realized and unrealized gain (loss) on investments	0.32		0.84	(7)	1.46	1.17	(0.02)

Total Gain (Loss) from Investment Operations	0.42		0.79		1.37	0.93	(0.19)

Less Dividends and Distributions:
Net investment income	—		(0.04)		—	(0.01)	—
Net realized gains	—		—		—	—	—

Total Dividends and Distributions	—		(0.04)		—	(0.01)	—

Net Asset Value, End of Period	$13.27		$12.85		$12.10	$10.73	$9.81

Total Return	3.27%		6.56%		12.77%	9.42%	(1.90	%)(5)
Ratios/ Supplemental Data:
Net assets (000’s omitted), end of period	$279,109		$245,399		$123,035	$17,786	$11,835
Ratio of expenses including dividends on short positions and interest expense to average net assets:	4.51	%(4)(6)	5.75	%(4)	4.96%	5.27%	4.92	%(6)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	3.99	%(4)(6)	3.99	%(4)	3.99%	3.99%	3.99	%(6)
Ratio of net investment income including dividends on short positions and interest expense to average net assets:	1.92	%(6)	(0.42	%) (7)	(0.88)%	(2.36)%	(2.00	%)(6)
Ratio of net investment income excluding dividends on short positions and interest expense to average net assets:	2.44	%(6)	1.34	%(7)	0.09%	(1.08)%	(1.07	%)(6)
Ratio of interest expense and dividends on short positions to average net assets:	0.52	%(6)	1.76%		0.97%	1.28%	0.93	%(6)
Portfolio turnover rate(5)	3%		137%		112%	146%	186%

(1)	Commencement of operations.

(2)	Information presented relates to a share of capital stock outstanding for the entire period.

(3)	Net investment income (loss) per share before interest expense and dividends on short positions for the period ended December 31, 2006 and years ended July 31, 2006, July 31, 2005, and July 31, 2004 and period ended July 31, 2003 were $0.13, $0.21, $0.01, ($0.65), and ($0.51), respectively.

(4)	Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses. See Note 6 for a further explanation of the expense arrangements due to the reorganization of the Fund on April 28, 2006.

(5)	Not Annualized.

(6)	Annualized.

(7)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	Class C

	Period from
	August 1, 2006(1)
	through
	December 31,
ALPHA HEDGED STRATEGIES FUND	2006

Per Share Data:(2)
Net Asset Value, Beginning of Period	$12.85

Gain (Loss) from Investment Operations:
Net investment income (loss)	0.26
Net realized and unrealized gain (loss) on investments	0.10

Total Gain (Loss) from Investment Operations	0.36

Less Dividends and Distributions:
Net investment income	—
Net realized gains	—

Total Dividends and Distributions	—

Net Asset Value, End of Period	$13.21

Total Return	2.80	%(5)
Ratios/ Supplemental Data:
Net assets (000’s omitted), end of period	$3,461
Ratio of expenses including dividends on short positions and interest expense to average net assets:	5.26	%(4)(6)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	4.74	%(4)(6)
Ratio of net investment income including dividends on short positions and interest expense to average net assets:	4.76	%(6)
Ratio of net investment income excluding dividends on short positions and interest expense to average net assets:	5.28	%(6)
Ratio of interest expense and dividends on short positions to average net assets:	0.52	%(6)
Portfolio turnover rate(5)	3%

(1)	Commencement of operations.

(2)	Information presented relates to a share of capital stock outstanding for the entire period.

(3)	For the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.29.

(4)	Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses. See Note 6 for a further explanation of the expense arrangements for this specific class.

(5)	Not Annualized.

(6)	Annualized.
The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	No Load

	Period from		Period from
	August 1, 2006		April 28, 2006(1)
	through		through
BETA HEDGED STRATEGIES FUND	December 31, 2006		July 31, 2006

Per Share Data(2):
Net Asset Value, Beginning of Period	$11.52		$12.50

Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.07)		(0.02	)(7)
Net realized and unrealized gain (loss) on investments	0.65		(0.96	)(7)

Total Gain (Loss) from Investment Operations	0.58		(0.98)

Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	—		—

Total Dividends and Distributions	—		—

Net Asset Value, End of Period	$12.10		$11.52

Total Return(5)	5.03%		(7.84%)
Ratios/ Supplemental Data:
Net assets (000’s omitted), end of period	$5,412		$5,676
Ratio of expenses including dividends on short positions and interest expense to average net assets:	5.09	%(4)(6)	5.07	%(4)(6)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	3.99	%(4)(6)	3.99	%(4)(6)
Ratio of net investment income including dividends on short positions and interest expense to average net assets:	(1.36	%)(6)	(0.54	%)(6)(7)
Ratio of net investment income excluding dividends on short positions and interest expense to average net assets:	(0.26	%)(6)	0.54	%(6)(7)
Ratio of interest expense and dividends on short positions to average net assets:	1.10	%(6)	1.08	%(6)
Portfolio turnover rate(5)	1%		0%

(1)	Commencement of operations.

(2)	Information presented relates to a share of capital stock outstanding for the entire period.

(3)	Net investment income/loss per share before interest expense and dividends on short positions for the periods ended December 31, 2006 and July 31, 2006 was ($0.01) and $0.05, respectively.

(4)	Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses. See Note 6 for a further explanation of the expense arrangements due to the reorganization of the Fund on April 28, 2006.

(5)	Not Annualized.

(6)	Annualized.

(7)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	Class C

	Period ended
	August 1, 2006(1)
	through
	December 31,
BETA HEDGED STRATEGIES FUND	2006

Per Share Data(2):
Net Asset Value, Beginning of Period	$11.52

Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.34)
Net realized and unrealized gain (loss) on investments	0.88

Total Gain (Loss) from Investment Operations	0.54

Less Dividends and Distributions:
Net investment income	—
Net realized gains	—

Total Dividends and Distributions	—

Net Asset Value, End of Period	$12.06

Total Return(5)	4.69%
Ratios/ Supplemental Data:
Net assets (000’s omitted), end of period	$41
Ratio of expenses including dividends on short positions and interest expense to average net assets:	5.84	%(4)(6)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	4.74	%(4)(6)
Ratio of net investment income including dividends on short positions and interest expense to average net assets:	(6.91	%)(6)
Ratio of net investment income excluding dividends on short positions and interest expense to average net assets:	(5.81	%)(6)
Ratio of interest expense and dividends on short positions to average net assets:	1.10	%(6)
Portfolio turnover rate(5)	1%

(1)	Commencement of operations.

(2)	Information presented relates to a share of capital stock outstanding for the entire period.

(3)	For the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.28).

(4)	Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses. See Note 6 for a further explanation of the expense arrangements for this specific class.

(5)	Not Annualized.

(6)	Annualized.
The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Report of Independent Registered
Public Accounting Firm

To the Board of Trustees and Shareholders of AIP Alternative Strategies Funds:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets, and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (constituting AIP Alternative Strategies Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations, the changes in each of their net assets, their cash flows and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
March 8, 2007

AIP Alternative Strategies Funds
Board Approval of Investment
Advisory Agreement
December 31, 2006

At its meeting on September 11, 2006, the Board of Trustees, including the Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, (the “Board”) of AIP Alternative Strategies Funds (the “Trust”) on behalf of Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (the “Funds”), voted to approve the continuation of the current investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds and Alternative Investment Partners, LLC (the “Advisor”). In connection with its approval of the continuation of the Advisory Agreement, the Board considered the following factors:

•	The nature, scope and quality of the services provided by the Advisor;

•	The investment performance of the Funds both on an absolute basis and on a relative basis in comparison to its peers; and

•	The reasonableness of the cost of the services provided by the Advisor.
In connection with the Advisory Agreement renewal process, the Board was provided with comparative information to aid in their decision-making. This information included reports prepared by US Bancorp Fund Services, LLC, the Funds’ Administrative Services Agent (the “Fund Administrator”), which compared the advisory fees, the total operating expenses and the performance of the Funds to a peer group of funds, a profitability memo prepared by the Advisor and a questionnaire provided by Fund counsel and completed by the Advisor with respect to certain matters that counsel believed relevant to the annual continuation of the Advisory Agreement under Section 15 of the Investment Company Act. The Board also received a memorandum from the Funds’ legal counsel summarizing the responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts.
Nature, Scope and Quality of Services. At each quarterly meeting of the Board of Trustees, management presents information describing the services furnished to the Funds by the Advisor under the current

AIP Alternative Strategies Funds
Board Approval of Investment
Advisory Agreement
December 31, 2006 (continued)

Advisory Agreement including, reports on the investment management, portfolio trading and compliance functions performed by the Advisor under the Advisory Agreement.
The Board evaluated these factors based on their own direct experience with the Advisor and in consultation with their independent counsel. The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisor had not diminished over the past year and that the quality of service continued to be high. The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Advisor, that (i) the Advisor was able to retain quality personnel, including the sub-advisors and Trust Advisors LLC (the “Research Consultant”), (ii) the Advisor exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Advisory Agreement, (iii) the Advisor was very responsive to the requests of the Trustees, (iv) the Advisor has consistently kept the Board apprised of developments relating to the Funds and the industry in general and (v) the Advisor continues to demonstrate the ability to grow the Funds.
Investment Performance. The Board reviewed the performance of the Funds, both on an absolute basis and as compared to its peer group. The Funds’ performance against the peer group was used by the Board to provide an objective comparative benchmark against which the Funds’ performance could be assessed. However, the Advisor noted that the Funds offer a unique product and therefore the peer groups do not mirror the Funds in whole. The Advisor will continue to refine the comparative data and monitor the marketplace for more comparable products. The Board considered these comparisons helpful in their assessment as to whether the Advisor was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace given the Fund’s investment objectives, strategies limitations and restrictions.

AIP Alternative Strategies Funds
Board Approval of Investment
Advisory Agreement
December 31, 2006 (continued)

Cost of Services. The Board also reviewed information prepared by the Fund Administrator comparing the Funds’ contractual advisory fees with a peer group of funds, and comparing the Funds’ overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement, as well as the profitability memo prepared by the Advisor. The Advisor noted that the sub-advisory and research consultant fees are paid out of the Advisor’s fee. The Board also reviewed information regarding expenses presented by management, which showed that overall expenses of the Funds. Based on this information, the Board concluded that the Funds’ expenses are in line with its peers, and that management of the Advisor is doing a credible job of effectively managing expenses, notwithstanding that the Funds’ small size presents challenges given the lack of the ability to spread fixed costs and minimum fees, such as fund accounting fees, auditing fees, legal fees, transfer agent fees, custody fees, etc., over a larger base of assets.
Based on the factors discussed above, the Board recommended and approved continuation of the Advisory Agreement.
At its meeting on September 11, 2006 the Board also approved the continuation of the Portfolio Research Consultant agreement among the Trust, on behalf of the Funds, the Advisor and Trust Advisors LLC, after having reviewed the information provided to them and based on a similar analysis as described above.

AIP Alternative Strategies Funds
Management of the Fund
December 31, 2006

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which has been filed with the Securities and Exchange Commission and is available upon request. The Board of Trustees consists of five individuals, four of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the advisor (“Independent Trustees”). Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

AIP Alternative Strategies Funds
Management of the Fund
December 31, 2006 — (continued)

Independent Trustees

Number of
Portfolios in
		Principal Occupation	Fund Complex	Other
		During the Past	Overseen by	Directorships
Name, Address and Age	Position*	Five Years	Trustee	held by Trustee

Joseph E. Breslin (52) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	Trustee and Chairman	Chief Operating Officer, Aladdin Capital Management LLC (February 2005 to Present); Independent Investment Management Services Consultant, Whitehall Asset Management (May 2003 to January 2005); Senior Managing Director, Marketing & Sales, Whitehall Asset Management, a financial services company (September 1999 to March 2003); President, J.E. Breslin & Co., an investment management consulting firm (1994 to 1999).	Two	Andrx Corporation; Kinetics Mutual Funds, Inc. (mutual fund) from 2000 — Present; Kinetics Portfolios Trust (mutual fund) from 2000 — Present.
Robert Anderson (65) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	Trustee	Senior Vice President Aquila Management Corp. since 1998; From 1995 to 1998 Consultant for The Wadsworth Group.	Two	None
Joyce P. Montgomery Rocklin (56) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	Trustee	Vice President, JES Promotions (2003 to Present); Retired (2000 — 2003).	Two	None
Thomas Mann (55) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	Trustee	Managing Director, SG Constellation (1994 to Present); Managing Principal, Constellation Financial Management Company LLC.	Two	None
Interested Trustee

Number of
Portfolios in
		Principal Occupation	Fund Complex	Other
		During the Past	Overseen by	Directorships
Name, Address and Age	Position*	Five Years	Trustee	held by Trustee

Stephen G. Bondi (48) 800 Third Avenue, 22nd Floor New York, NY 10022	Interested Trustee, Treasurer and Chief Financial Officer	Chief Financial Officer and Senior Vice President of Asset Alliance Corporation (an investment holding company) and certain related entities (2000 — present).	Two	None

*	Mr. Bondi is an “interested” Trustee because of his affiliation with Asset Alliance, which owns a controlling interest in AIP.

AIP Alternative Strategies Funds
Management of the Fund
December 31, 2006 — (continued)

Officers

Number of
Portfolios in
		Principal Occupation	Fund Complex	Other
		During the Past	Overseen by	Directorships
Name, Address and Age	Position	Five Years	Trustee	held by Trustee

Lee Schultheis (51) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	President	Chief Executive Officer of the Advisor (2004 — Present); Managing Member and Chief Investment Officer of the Advisor (2002 to Present); Chief Operating Officer of Kinetics Asset Management, Inc. and President of Kinetics Funds Distributor, Inc. (1999 to 2002)	N/A	N/A
Stephen G. Bondi (48) 800 Third Avenue, 22nd Floor New York, NY 10022	Treasurer and Chief Financial Officer	See above.	See above.	See above.
Kristina Labermeier (27) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	Secretary and Chief Compliance Officer	Chief Compliance Officer of the Advisor (2005 to Present); Compliance Officer of U.S. Bancorp Fund Services, LLC (2002 to 2005); Student prior to 2002.	N/A	N/A

INVESTMENT ADVISOR
Alternative Investment Partners, LLC
701 Westchester Avenue, Suite 312-W
White Plains, NY 10604
DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202
ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, WI 53202
TOLL FREE TELEPHONE NUMBER:
1-877-Low-Beta
(1-877-569-2382)
The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382
The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.aipfunds.com, or on the SEC’s website, at www.sec.gov.
Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2006 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.
This report must be accompanied or preceded by
the Funds’ current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
     The registrant has posted its code of ethics on its Internet website: www.aipfunds.com.
Item 3. Audit Committee Financial Expert.
The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Joseph Breslin is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2006	FYE 7/31/2006

Audit Fees	146,000.00	310,000.00
Audit-Related Fees	none	none
Tax Fees	20,100.00	6,000.00
All Other Fees	none	none

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2006	FYE 7/31/2006

Registrant	none	none
Registrant’s Investment Adviser	none	none

Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Please see the attached financial statements as of December 31, 2006.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed September 30, 2003.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIP Alternative Strategies Funds

By (Signature and Title)	/s/	Lee Schultheis

Lee Schultheis, President

Date	3/7/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Lee Schultheis

Lee Schultheis, President

Date	3/7/2007

By (Signature and Title)*	/s/	Stephen G. Bondi

Stephen G. Bondi, Treasurer

Date	3/7/2007

* Print the name and title of each signing officer under his or her signature.